Derivative Instruments and Hedging Activities (Tables)	6 Months Ended
Jun. 30, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Commitment of Foreign Currency Forward Contracts

As at June 30, 2013, the Company was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency (millions)	Average Forward Rate (1)	Fair Value / Carrying Amount of Asset (Liability)		Expected Maturity
			Hedge	Non-hedge	2013	2014
			$	$	$	$
			(in millions of U.S. Dollars)		(in millions of U.S. Dollars)
Norwegian Kroner	1,039.4	5.97	—	(4.3)	106.1	68.1
Euro	2.0	0.75	—	(0.1)	2.7	—
Canadian Dollar	10.5	1.03	(0.1)	(0.1)	10.2	—
British Pound	1.8	0.63	(0.1)	—	2.9	—

			(0.2)	(4.5)	121.9	68.1

(1)	Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

Commitment of Cross Currency Swaps

As at June 30, 2013, the Company was committed to the following cross currency swaps:

	Notional		Floating Rate Receivable		Floating Rate Payable				Fair Value / Carrying Amount	Remaining
Notional Amount NOK	Amount USD		Reference Rate	Margin	Reference Rate		Margin	Fixed Rate Payable	of Asset / (Liability)	Term (years)
211,500	34,721	(1)	NIBOR	4.75%	LIBOR	(2)	5.04%		120	0.4
700,000	122,800		NIBOR	4.75%				5.52%	(7,734)	2.3
500,000	89,710		NIBOR	4.00%				4.80%	(7,328)	2.6
600,000	101,351		NIBOR	5.75%				7.49%	(4,716)	3.6
700,000	125,000		NIBOR	5.25%				6.88%	(11,677)	3.8
800,000	143,536		NIBOR	4.75%				5.93%	(9,628)	4.6

									(40,963)

(1)	Teekay Offshore partially terminated the cross currency swap in connection with its repurchase in January 2013 of NOK 388.5 million of Teekay Offshore’s original NOK 600 million bond issue (see note 7).
(2)	LIBOR subsequently fixed at 1.1%, subject to a LIBOR rate receivable cap of 3.5% (see next section).

Interest Rate Swap Agreements

As at June 30, 2013, the Company was committed to the following interest rate swap agreements related to its LIBOR-based debt, restricted cash deposits and EURIBOR-based debt, whereby certain of the Company’s floating-rate debt and restricted cash deposits were swapped with fixed-rate obligations or fixed-rate deposits:

			Fair Value / Carrying Amount of Asset / (Liability)
				Weighted- Average Remaining Term
					Fixed Interest Rate
	Interest Rate Index	Principal Amount
		$	$	(years)	(%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	408,143	(79,307)	23.6	4.9
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	2,923,688	(391,903)	7.0	4.2
U.S. Dollar-denominated interest rate swaps (4)	LIBOR	713,672	8,661	3.2	1.4
U.S. Dollar-denominated interest rate swaps (5)	LIBOR	98,500	(415)	0.4	1.1
LIBOR-Based Restricted Cash Deposit:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	469,018	108,605	23.6	4.8
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (6) (7)	EURIBOR	329,480	(31,387)	7.5	3.1

			(385,746)

(1)	Excludes the margins the Company pays on its variable-rate debt, which, as of June 30, 2013, ranged from 0.3% to 4.5%.
(2)	Principal amount reduces quarterly.
(3)	Principal amount of $200 million is fixed at 2.14%, unless LIBOR exceeds 6%, in which case the Company pays a floating rate of interest.
(4)	Inception date of swaps are 2013 ($413.7 million) and 2014 ($300.0 million).
(5)	The floating LIBOR rate receivable is capped at 3.5%, which effectively results in a fixed rate of 1.12% unless LIBOR exceeds 3.5%, in which case the Company’s related interest rate effectively floats at LIBOR reduced by 2.38%.
(6)	Principal amount reduces monthly to 70.1 million Euros ($91.2 million) by the maturity dates of the swap agreements.
(7)	Principal amount is the U.S. Dollar equivalent of 253.3 million Euros.

Location and Fair Value Amounts of Derivative Instruments

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Current			Current
	Portion of			Portion of
	Derivative	Derivative	Accrued	Derivative	Derivative
	Assets	Assets	Liabilities	Liabilities	Liabilities
As at June 30, 2013
Derivatives designated as a cash flow hedge:
Foreign currency contracts	—	—	—	(142)	—
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	161	1	—	(4,238)	(453)
Interest rate swap agreements	22,336	96,582	(22,033)	(175,596)	(307,035)
Cross currency swap agreements	909	—	222	(748)	(41,346)

	23,406	96,583	(21,811)	(180,724)	(348,834)

As at December 31, 2012
Derivatives designated as a cash flow hedge:
Foreign currency contracts	441	—	—	(1)	—
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	2,506	—	—	(60)	—
Interest rate swap agreements	16,927	144,247	(22,312)	(115,774)	(525,225)
Cross currency swap agreements	11,795	4,334	719	—	(2,962)

	31,669	148,581	(21,593)	(115,835)	(528,187)

Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments

The effect of the gain (loss) on derivatives not designated as hedging instruments in the consolidated statements of income (loss) are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	$	$	$	$
Realized (losses) gains relating to:
Interest rate swap agreements	(30,899)	(29,669)	(61,251)	(60,085)
Interest rate swap agreement terminations	(4,187)	—	(4,187)	—
Foreign currency forward contracts	(1,873)	147	(1,452)	1,384
Foinaven embedded derivative	—	—	—	11,452

	(36,959)	(29,522)	(66,890)	(47,249)

Unrealized gains (losses) relating to:
Interest rate swap agreements	96,911	(58,425)	116,115	(41,290)
Foreign currency forward contracts	(3,917)	(6,651)	(6,979)	2,141
Foinaven embedded derivative	—	—	—	(3,385)

	92,994	(65,076)	109,136	(42,534)

Total realized and unrealized gains (losses) on derivative instruments	56,035	(94,598)	42,246	(89,783)

Effect of Gain (Loss) on Cross Currency Swaps

Realized and unrealized gains of the cross currency swaps are recognized in earnings and reported in foreign currency exchange gain (loss) in the consolidated statements of income (loss). The effect of the gain (loss) on cross currency swaps on the consolidated statements of income (loss) is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	$	$	$	$
Realized gain on partial termination of cross currency swap	—	—	6,800	—
Realized gains	503	744	1,565	1,738
Unrealized losses	(16,399)	(21,046)	(54,353)	(13,167)

Total realized and unrealized losses on cross currency swaps	(15,896)	(20,302)	(45,988)	(11,429)